Note 8 - BANK LOANS AND OVERDRAFTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Bank Loans And Overdrafts Details
Bank loans and overdrafts	$ 23,844	$ 13,886
Trust receipts	34,001	38,927
Total bank loans and overdrafts	$ 57,845	$ 52,813